Government Money Market Portfolio Investment Risks - Government Money Market Portfolio	Dec. 31, 2025
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Active Management Risk – The securities selected for the Portfolio may underperform the markets, relevant indices, or securities selected by other funds with similar investment objectives and investment strategies.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security or the counterparty to a repurchase agreement is unwilling or unable to meet its financial obligations. In addition, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. Changes in credit spreads or improvements in an issuer’s credit quality may increase the risk that an issuer calls outstanding securities prior to their maturity.
Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Income Risk – The risk that the Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline. A low or negative interest rate environment poses additional risks to the Portfolio. Low yields on the Portfolio’s holdings may have an adverse impact on the Portfolio’s ability to provide a positive yield to its shareholders or pay expenses out of Portfolio assets. Additionally, securities issued or guaranteed by the U.S. government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period you are invested in the Portfolio. For example, the market value of a fixed income portfolio with an average duration of five years generally would be expected to fall approximately 5% if interest rates rose by one percentage point. Declining interest rates may increase the risk that an issuer calls outstanding securities prior to their maturity.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Liquidity Risk – Investments for the Portfolio may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn. The liquidity requirements applicable to government money market funds are designed to help mitigate the potential impact of these risks.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. The value of a security may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Global economies and financial markets are increasingly interconnected, which magnifies the potential that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, tariffs, public health crises (such as epidemics and pandemics), and related events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Portfolio and its investments.
Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Repurchase Agreements Risk – If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. These risks may be heightened if the other party is located outside of the U.S. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.
Stable Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Stable Net Asset Value Risk – The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Portfolio fails to maintain a stable NAV (or there is a perceived threat of such failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.
Underlying Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.
Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest of principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•U.S. Government Obligations Risk – Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non- payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Variable and Floating Rate Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Variable and Floating Rate Instrument Risk – Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.
When-Issued and Delayed Delivery Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•When-Issued and Delayed Delivery Transactions Risk – When issued and delayed delivery securities involve the risk that the security will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain the security’s price.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Government Money Market Portfolio.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Portfolio’s sponsor has no legal obligation to reimburse the Portfolio for losses and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.